Supplement dated January 4, 2016
to the Statement of Additional Information (the "SAI"), as supplemented, dated May 1, 2015, for the following funds:
Fund
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - U.S. Equities Fund
Variable Portfolio - Columbia Wanger International Equities Fund
The information under the subsection The Investment Manager and Subadvisers - Portfolio Managers in the Investment Management and Other Services section of the SAI for the above mentioned Funds has been superseded and replaced with the following:
Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and type of account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
VP – Columbia Wanger International Equities Fund	Columbia WAM: Louis Mendes III	2 RICs 13 other accounts	$8.40 billion $394.46 million	None	(5)	(35)
	P. Zachary Egan(i)	2 RICs 6 other accounts	$16.28 billion $890.43 million
VP – U.S. Equities Fund	Columbia Management Alfred Alley	4 RICs 9 other accounts	$6.73 billion $151.01 million	None	(3)	(32)
	Brian Condon	13 RICs 2 PIVs 24 other accounts	$10.95 billion $147.29 million $5.02 billion
	Jarl Ginsberg	4 RICs 12 other accounts	$3.37 billion $45.68 million
	Christian Stadlinger	4 RICs 14 other accounts	$3.37 billion $56.50 million
	David Hoffman	4 RICs 1 PIV 10 other accounts	$5.60 billion $345.78 million $60.81 million
	Columbia WAM: William J. Doyle(g)	3 RICs 1 PIV 5 other accounts	$2.19 billion $21.80 million $3.43 million	None	(5)	(35)
	Matt Litfin(k)	7 other accounts	$2.47 million
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(g)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of August 31, 2015.
(i)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of October 31, 2015.
(k)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of November 30, 2015.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-259 A (1/16)